Employee Defined Contribution Plan (Details 2)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Discount rate used (10 year New Zealand Government Bond rate)	4.03%	3.41%
Expected return on plan assets	2.97%	6.00%
Future Salary [Member]
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Future Employees Benefit increases	3.00%	3.50%
Pension Costs [Member]
Principal actuarial assumptions at the reporting date (expressed as weighted averages):
Future Employees Benefit increases	2.50%	2.50%